Intangible assets	12 Months Ended
Dec. 31, 2023
Intangible Assets
Intangible assets

13 Intangible assets

					Customers
			Brands	Software	and suppliers
	Nota	Goodwill	and patents	licenses	agreements	Total
Net book value		2,059	314	369	136	2,878
Cost		2,059	549	1,124	393	4,125
Accumulated amortization			(235)	(755)	(257)	(1,247)
Balance as of December 31, 2021		2,059	314	369	136	2,878
Acquisitions			1	159	1	161
Additions and goodwill from business combination of ER Plastics		28	21		67	116
Foreign currency translation adjustment			(5)	(5)		(10)
Other write-offs				(10)		(10)
Amortization			(11)	(80)	(22)	(113)
Net book value		2,087	320	433	182	3,022
Cost		3,216	566	1,268	461	5,511
Accumulated amortization		(1,129)	(246)	(835)	(279)	(2,489)
Balance as of December 31, 2022		2,087	320	433	182	3,022

Acquisitions				115		115
Additions from business combination of Wise		75				75
Foreign currency translation adjustment		11	15	4	(22)	8
Amortization			(12)	(83)	(17)	(111)
Net book value		2,173	323	468	143	3,108
Cost		3,302	581	1,386	439	5,708
Accumulated amortization		(1,129)	(258)	(918)	(296)	(2,600)
Balance as of December 31, 2023		2,173	323	468	143	3,108

(a)	Goodwill

Goodwill is measured as the excess between the consideration transferred and to be transferred to obtain control and the fair value of the identified assets and liabilities assumed from the acquired entity.

Goodwill amounts were allocated to CGUs that benefit from the synergies arising from the business combination. The CGUs were determined by management based on the stewardship and integration of the businesses, representing the smallest group of assets for which independent cash inflows are generated.

The Company’s goodwill balance was allocated to the following CGUs:

Cash-generating unit	goodwill
Petrochemical complex Northeast	668
Petrochemical complex South	1,391
ER Plastics	39
Wise Plásticos	75
Total	2,173

Goodwill is tested for impairment annually or when events and circumstances indicate its carrying amount may not be recoverable. An impairment loss is recognized when the carrying amount of a CGU exceeds its recoverable value.

The Company tests its CGUs for impairment based on the value in use method, which is supported by cash generation projections approved by the senior management, taken from the Company’s five-year Business Plan (see Note 21) and the Management plan for a period longer than five years, to reflect the industry cycle patterns, with a total projection a period of 10 years. The Company determined the perpetuity growth rate based on historical inflation rates. Cash flows as estimated and to perpetuity are adjusted to present value at a discount rate based on the Weighted Average Cost of Capital (WACC).

Below are the results obtained in the impairment test performed by the Company in the current period for all material goodwill balances. No impairment loss was recognized, as the recoverable value is higher than the carrying amount:

	Carrying	Recoverable
	amount (i)	amount

Petrochemical complex Northeast	5,373	12,552
Petrochemical complex South	6,526	30,815

(i)	Includes the goodwill and other items attributed directly to the CGU.

The key assumptions used by management to project its cash flows were:

Key assumption	Petrochemical complex Northeast	Petrochemical complex South
Sales volume (average % of annual growth)	1.62%	1.80%
Investment in maintenance (growth %)	6.15%	8.35%
Average FX rate in USD	5.19	5.19
Average inflation rates %	3.34%	3.34%
Perpetuity growth (%)	3.10%	3.10%
Pre-tax WACC discount rate	14.62%	15.47%
Post-tax WACC discount rate	11.77%	11,77%

The main assumptions above are based on past performance and assessments performed by external consulting firm, revised and complemented based on Management’s experience. The final amounts consider specific internal committee meetings and the expertise of the Company’s specialists in preparing the benchmarking for each market, as well as external market sources.

Based on Management’s assessment, potential and reasonable changes in main assumptions do not cause the carrying amount to exceed the recoverable value of its CGUs.

(b)	Intangible assets with definite useful lives

These intangible assets are measured at historical cost of acquisition or at fair value when acquired in a business combination, deducted from accumulated amortization and, if applicable, accumulated impairment loss. Subsequent costs are capitalized only when they increase the future economic benefits incorporated into the specific asset to which they are related.

Amortization is calculated using the straight-line method based on the estimated useful life of the items, and reviewed every reporting date, as follows:

- Brands and patents	10-20 years
- Software licenses and rights of use	01-10 years
- Customers and suppliers’ agreements	14-28 years

Expenditure on research activities are recognized in profit or loss as incurred. Development expenditure are capitalized only when the expenditure can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Company intends to and has sufficient resources to complete development and to use or sell the asset.

Based on Management’s assessment, there were no events indicating that the carrying amount exceeds its recoverable amount as of December 31, 2023 and 2022.